RISK MANAGEMENT (Details 1)	12 Months Ended
Dec. 31, 2017
Business [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Companies with annual sales > = COP 20,000 M and < COP 45,000 M except for Banco Agricola, which places borrowers with annual sales >= USD 1M and < USD 25 M and their main activity is in El Salvador.
Business Construction [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Constructors who dedicate themselves professionally to the construction of buildings to be sold as their main activity, with annual sales >= COP 20,000 M and <= COP 45,000 M or with more than three projects.
Corporate Construction [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Constructors who dedicate themselves to the construction of buildings to be sold as their main activity, with annual sales > COP 45,000 M or more than five projects
Corporate [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Companies with annual sales >= COP 45,000 M., Banistmo places borrowers with annual sales >to USD 10 M in this classification and Banco Agrícola places borrowers with annual sales >= USD 25 M and their main activity is in El Salvador.
Institutional Financing [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Financial sector institutions.
Government [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Municipalities, districts, departments with their respective decentralized organizations and entities at the national level.
SME [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Annual sales < COP 20,000 M, with a classification between small, medium, large and plus except for Banistmo which place companies that do not surpass USD 10 M in annual sales in this classification.